Current and Future Changes in Accounting Policies	12 Months Ended
Oct. 31, 2019
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Current and Future Changes in Accounting Policies

NOTE 4:  CURRENT AND FUTURE CHANGES IN ACCOUNTING POLICIES

CURRENT CHANGES IN ACCOUNTING POLICIES

The following new and amended standards have been adopted by the Bank.

IBOR Reform and its Effects on Financial Reporting

As a result of the effects of Interbank Offered Rates (IBOR) reform, on September 26, 2019, the IASB issued Interest Rate Benchmark Reform, Amendments to IFRS 9, IAS 39, and IFRS 7, of which the Bank adopted the applicable amendments to IFRS 7 relating to hedge accounting and will apply the remaining amendments related to IAS 39 as and when applicable to the Bank's hedging relationships. The amendments provide temporary exceptions from applying specific hedge accounting requirements to all hedging relationships directly affected by interest rate benchmark reform. Under the amendments, entities would apply hedge accounting requirements assuming that the interest rate benchmark is not altered, thereby enabling hedge accounting to continue during the period of uncertainty prior to the replacement of an existing interest rate benchmark with an alternative benchmark rate. The amendments also provide an exception from the requirement to discontinue hedge accounting if the actual results of the hedge do not meet the effectiveness requirements as a result of interest rate benchmark reform. Amendments were also made to IFRS 7 introducing additional disclosures related to amended IAS 39. Refer to Notes 2 and 11 for further details.

Revenue from Contracts with Customers

On November 1, 2018, the Bank adopted IFRS 15, Revenue from Contracts with Customers (IFRS 15), which establishes the principles for recognizing revenue and cash flows arising from contracts with customers and prescribes the application of a five-step recognition and measurement model. The standard excludes from its scope, revenue arising from items such as financial instruments, insurance contracts, and leases. The Bank adopted the standard on a modified retrospective basis, recognizing the cumulative effect of initially applying the standard as an adjustment to opening retained earnings without restating comparative period financial information.

The adoption of IFRS 15 resulted in a reduction to Shareholders' Equity of $41 million related to certain expenses not eligible for deferral under IFRS 15. The presentation of certain revenue and expense items is changed due to IFRS 15 and reclassified prospectively. These presentation changes are not significant and do not have an impact on net income.

In addition to the above changes related to the adoption of IFRS 15, the Bank also changed its accounting policy on securities lending and borrowing transactions. Where securities are received or pledged as collateral, securities lending income and securities borrowing fees are recorded in Non-interest income and Non-interest expenses, respectively, on the Consolidated Statement of Income. This change has been applied retrospectively.

Share-based Payment

In June 2016, the IASB published amendments to IFRS 2, Share-based Payment (IFRS 2), which provide additional guidance on the classification and measurement of share-based payment transactions. The amendments clarify the accounting for cash-settled share-based payment transactions that include a performance condition, the classification of share-based payment transactions with net settlement features for withholding tax obligations, and the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The amendments to IFRS 2 are effective for annual periods beginning on or after January 1, 2018, which was November 1, 2018 for the Bank. These amendments have been applied prospectively and did not have a significant impact on the Bank.

FUTURE CHANGES IN ACCOUNTING POLICIES

The following standards have been issued, but are not yet effective on the date of issuance of the Bank's Consolidated Financial Statements. The Bank is currently assessing the impact of the application of these standards on the Consolidated Financial Statements and will adopt these standards when they become effective.

Leases

In January 2016, the IASB issued IFRS 16, Leases (IFRS 16), which will replace IAS 17, Leases, introducing a single lessee accounting model for all leases by eliminating the distinction between operating and financing leases. IFRS 16 requires lessees to recognize right-of-use assets and lease liabilities for most leases on the balance sheet. Lessees will also recognize depreciation expense on the right-of-use asset, interest expense on the lease liability, and a shift in the timing of expense recognition in the statement of income. Short-term leases, which are defined as those that have a lease term of twelve months or less, and leases of low-value assets are exempt. Lessor accounting remains substantially unchanged. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, which will be November 1, 2019 for the Bank. The Bank will adopt the new standard using the modified retrospective approach by recognizing the cumulative effect of the transitional impact in opening retained earnings within the Consolidated Balance Sheet at November 1, 2019, with no restatement of the comparative periods. The Bank's IFRS 16 program is governed by a formal multi-functional enterprise-wide governance structure and project delivery plan. Additional processes and internal controls over financial reporting have also been developed.

In adopting IFRS 16, the Bank will apply certain practical expedients as permitted by IFRS 16, including: using hindsight to determine the lease term where lease contracts contain options to extend or terminate a lease, measuring the right-of-use asset retrospectively on a selection of leases, not reassessing under IFRS 16, contracts that were previously identified as leases under the previous accounting standards (IAS 17, Leases, and IFRIC 4, Determining whether an arrangement contains a lease), and applying the exemption for short-term leases to be expensed.

The Bank's real estate leases, previously classified as operating leases, will be impacted the most by the adoption of IFRS 16. The Bank also leases certain equipment and other assets under similar payment terms. On November 1, 2019, the Bank estimates increases of $4.4 billion of new right-of-use assets, $5.5 billion of lease liabilities, and other balance sheet adjustments and reclassifications of $0.6 billion. The decrease of retained earnings is approximately $0.5 billion after tax. Based on the current regulatory requirements, the expected impact to Common Equity Tier 1 (CET1) capital is a decrease of 24 basis points (bps).

Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts (IFRS 17), which replaces the guidance in IFRS 4, Insurance Contracts and establishes principles for recognition, measurement, presentation, and disclosure of insurance contracts. IFRS 17 is currently effective for the Bank's annual reporting period beginning November 1, 2021. In June 2019, the IASB issued an Exposure Draft which proposes targeted amendments to IFRS 17 including, amongst other matters, a deferral of the effective date by one year. It is expected that the IASB will finalize the amendments to the standard in mid-2020. Any change to the Bank's effective date is subject to updates of OSFI's related Advisory. The Bank is currently in the final stages of its planning activities, which includes developing the project plan based on results from business impact assessments, reviewing resource requirements to support this approach, and monitoring the impact of IASB changes to the IFRS 17 standard.

Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments, which clarifies application of recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty over income tax treatments. The interpretation is effective for annual periods beginning on or after January 1, 2019, which will be November 1, 2019 for the Bank. The interpretation can be applied using either full retrospective application or modified retrospective application without restatement of comparatives and is not expected to have a significant impact on the Bank.

Conceptual Framework for Financial Reporting

In March 2018, the IASB issued the revised Conceptual Framework for Financial Reporting (Revised Conceptual Framework), which provides a set of concepts to assist the IASB in developing standards and to help preparers consistently apply accounting policies where specific accounting standards do not exist. The framework is not an accounting standard and does not override the requirements that exist in other IFRS standards. The Revised Conceptual Framework describes that financial information must be relevant and faithfully represented to be useful, provides revised definitions and recognition criteria for assets and liabilities, and confirms that different measurement bases are useful and permitted. The Revised Conceptual Framework is effective for annual periods beginning on or after January 1, 2020, which will be November 1, 2020 for the Bank, with early adoption permitted. The Bank is currently assessing the impact of adopting the revised framework.

Business Combinations

In October 2018, the IASB issued a narrow-scope amendment to IFRS 3, Business Combinations (IFRS 3). The amendments provide additional guidance on the definition of a business which determines whether an acquisition is of a business or a group of assets. An acquirer recognizes goodwill only when acquiring a business, not when acquiring a group of assets. The amendments to IFRS 3 are effective for annual reporting periods beginning on or after January 1, 2020, which will be November 1, 2020 for the Bank, with early adoption permitted and is to be applied prospectively. The Bank will assess the impact of the amendments on future acquisitions.

Presentation of Financial Statements and Accounting Policies, Changes in Accounting Estimates and Errors

In October 2018, the IASB issued amendments to IAS 1, Presentation of Financial Statements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, which clarify the definition of "material". Specifically, the amendments clarify that information is material if omitting, misstating, or obscuring it could reasonably be expected to influence the decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Accompanying explanations to the definition have also been clarified. The amendments are effective for annual periods beginning on or after January 1, 2020, which will be November 1, 2020 for the Bank, and are to be applied prospectively with early application permitted. The Bank is currently assessing the impact of adopting these amendments.